MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities

	Cost	Gross Unrealized Gains/(losses) (Comprehensive Income)	Gross Realized Gains/(losses) (Statement of Operations)	Fair Value

Publicly traded equity securities – available for sale	$12,500	(6,250)	(38,819)	$6,250

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	—	(112,500)	$12,500